Non-Controlling Interests (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Noncontrolling Interests [Abstract]
Schedule of Amounts Attributable to Non-Controlling Interests

	Initial interest rate	2022	2021
	%	£m	£m
Santander UK plc issued:
– £300m Step-up Callable Perpetual Reserve Capital Instruments	7.037	—	235
		—	235